Debt	3 Months Ended
Oct. 31, 2014
Debt [Abstract]
Debt

3.     Debt

Silicon Valley Bank

On April 26, 2013, the Company entered into a Loan and Security Agreement (the “Agreement”) with Silicon Valley Bank (“SVB”), pursuant to which SVB extended to the Company credit facilities consisting of a $3,000,000 revolving credit facility with a maturity date of April 26, 2015 and a $4,500,000 term loan with a maturity date of April 26, 2018.  The Agreement replaced the Company’s Loan and Security Agreement with Fifth Third Bank.

On September 30, 2014, in connection with the Company’s acquisition of Tire Company Solutions, LLC (“TCS”), the Company entered into the First Loan Modification Agreement (the “Modification Agreement”) with SVB, which contained substantial amendments to the terms of the Agreement.

The Modification Agreement includes credit facilities consisting of a $3,000,000 revolving credit facility with a maturity date of September 30, 2016 and a $6,050,000 term loan with a maturity date of September 30, 2019.  This term loan is an amendment to the existing $4,500,000 term loan with an original maturity date of April 26, 2018.

The term loan and any loans made under the SVB revolving credit facility accrue interest at a per annum rate equal to the Prime rate plus the Applicable Margin for Prime Rate Loans set forth in the chart below determined based on the Total Leverage Ratio, as defined in the Modification Agreement.  The Company had $1,000,000 outstanding on the revolving credit facility and an effective interest rate was 4.25% at October 31, 2014.

Applicable Margin
Total Leverage Ratio	for Prime Rate Loans

>= 2.50 to 1.0:	1.50%
> 1.75 to 1.00 but <2.50 to 1.00:	1.00%
<= 1.75 to 1.00:	0.50%

Principal in respect of any loans made under the revolving facility is required to be paid in its entirety on or before September 30, 2016.  Principal in respect of the term loan is required to be paid in quarterly installments on the first day of each fiscal quarter of the Company as follows:  $151,250 commenced on November 1, 2014 through August 1, 2016; $226,875 commencing on November 1, 2016 through August 1, 2017; and $302,500 commencing on November 1, 2017 through August 1, 2019.  All remaining principal in respect of the term loan is due and payable on September 30, 2019.  The Company is permitted to prepay all of, but not less than all of, the outstanding principal amount of the term loan upon notice to SVB and, in certain circumstances, the payment of a prepayment penalty of up to $121,000.  Following July 31, 2015, the Modification Agreement requires the Company to make additional payments in the amount of 25% of excess cash flow until the Company’s Total Leverage Ratio is less than 2.00 to 1.00.

The Modification Agreement contains covenants that restrict, among other things and subject to certain conditions, the ability of the Company to permit a change of control, incur debt, create liens on its assets, make certain investments, enter into merger or acquisition transactions and make distributions to its shareholders. Financial covenants include the maintenance of a minimum Total Leverage Ratio equal to or less than 3.25 to 1.00 through the period ending October 31, 2014 and 3.00 to 1:00 thereafter, and the maintenance of a Fixed Charge Coverage Ratio (as defined in the Modification Agreement) equal to or greater than 1.25 to 1.00. The Modification Agreement also contains customary events of default that, if triggered, could result in an acceleration of the Company’s obligations under the Modification Agreement.  The loans are secured by a first priority security interest in substantially all assets of the Company.

TCS Promissory Notes

In connection with the acquisition of TCS, on September 30, 2014, the Company issued two promissory notes (the “Notes”) in the aggregate principal amount of $3,000,000 to the former owners of TCS.  The Notes initially will accrue interest on the outstanding unpaid principal balance at a rate per annum equal to 5.0%; however, if any amount payable under a Note is not paid when due, such overdue amount will bear interest at the default rate of 7.5% from the date of such non-payment until such amount is paid in full. Accrued interest on the Notes will be due and payable quarterly commencing on December 29, 2014 and continuing on each 90th calendar day thereafter, until September 30, 2018, at which time all accrued interest and outstanding principal balance will be due and payable in full. The first four payments due and payable under the Notes will be interest only payments, and payments of principal and interest shall not commence until the payment due on December 29, 2015. The payments are subject to acceleration upon certain Events of Default, as defined in the Notes.

The following table sets forth certain information related to the Company’s long-term debt as of October 31, 2014 and July 31, 2014 (in thousands):

	October 31	July 31
	2014	2014
Notes payable principal	$9,050	$4,050
Less current maturities	(605)	(675)
Notes payable - non-current	$8,445	$3,375

Minimum principal payments due on the SVB Term Note and the TCS Notes are as follows for the fiscal years ending (in thousands):

	SVB Term Note	TCS Note	Total Notes Payable
2015	$454	$—	$454
2016	605	750	1,355
2017	832	1,000	1,832
2018	1,134	1,000	2,134
2019	1,210	250	1,460
2020	1,815	—	1,815
	$6,050	$3,000	$9,050